Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2019		Mar. 31, 2019
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 31,201,638		¥ 33,174,487
Available-for-sale debt securities, Gross unrealized gains	469,207		400,534
Available-for-sale debt securities, Gross unrealized losses	23,725		56,518
Available-for-sale debt securities, Fair value	31,647,120		33,518,503
Held-to-maturity debt securities, Amortized cost	4,219,827		4,441,901
Held-to-maturity debt securities, Gross unrealized gains	61,875		46,339
Held-to-maturity debt securities, Gross unrealized losses	24,193		35,293
Held-to-maturity debt securities, Fair value	4,257,509		4,452,947
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	21,345,842		23,748,558
Available-for-sale debt securities, Gross unrealized gains	360,037		330,115
Available-for-sale debt securities, Gross unrealized losses	11,051		977
Available-for-sale debt securities, Fair value	21,694,828		24,077,696
Held-to-maturity debt securities, Amortized cost	1,100,638		1,100,701
Held-to-maturity debt securities, Gross unrealized gains	46,492		41,619
Held-to-maturity debt securities, Gross unrealized losses
Held-to-maturity debt securities, Fair value	1,147,130		1,142,320
Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	2,537,868		2,203,978
Available-for-sale debt securities, Gross unrealized gains	22,897		22,593
Available-for-sale debt securities, Gross unrealized losses	251		5
Available-for-sale debt securities, Fair value	2,560,514		2,226,566
Foreign Government and Official Institution Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	2,660,491		2,648,874
Available-for-sale debt securities, Gross unrealized gains	45,464		18,099
Available-for-sale debt securities, Gross unrealized losses	3,594		25,554
Available-for-sale debt securities, Fair value	2,702,361		2,641,419
Held-to-maturity debt securities, Amortized cost	97,068		138,731
Held-to-maturity debt securities, Gross unrealized gains	144		193
Held-to-maturity debt securities, Gross unrealized losses	377		212
Held-to-maturity debt securities, Fair value	96,835		138,712
Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,203,227		1,117,302
Available-for-sale debt securities, Gross unrealized gains	14,818		14,251
Available-for-sale debt securities, Gross unrealized losses	333		822
Available-for-sale debt securities, Fair value	1,217,712		1,130,731
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,655,995		1,635,220
Available-for-sale debt securities, Gross unrealized gains	7,473		1,469
Available-for-sale debt securities, Gross unrealized losses	5,565		21,338
Available-for-sale debt securities, Fair value	1,657,903		1,615,351
Held-to-maturity debt securities, Amortized cost	830,192		910,990
Held-to-maturity debt securities, Gross unrealized gains	10,169		1,209
Held-to-maturity debt securities, Gross unrealized losses	3,386	[1]	21,202	[2]
Held-to-maturity debt securities, Fair value	836,975		890,997
Residential Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized losses before taxes at the date of reclassification from Available-for-sale debt securities to Held-to-maturity debt securities remaining in Accumulated OCI	9,500		10,591
Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	162,997		132,996
Available-for-sale debt securities, Gross unrealized gains	5,330		310
Available-for-sale debt securities, Gross unrealized losses	13		2,351
Available-for-sale debt securities, Fair value	168,314		130,955
Held-to-maturity debt securities, Amortized cost	140,589		160,267
Held-to-maturity debt securities, Gross unrealized gains	3,459		1,903
Held-to-maturity debt securities, Gross unrealized losses	792	[1]	2,032	[2]
Held-to-maturity debt securities, Fair value	143,256		160,138
Commercial Mortgage-backed Securities [Member] | MUAH [Member]
Investment Securities [Line Items]
Unrealized losses before taxes at the date of reclassification from Available-for-sale debt securities to Held-to-maturity debt securities remaining in Accumulated OCI	3,708		4,667
Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,483,711		1,494,629
Available-for-sale debt securities, Gross unrealized gains	10,036		10,846
Available-for-sale debt securities, Gross unrealized losses	1,044		2,553
Available-for-sale debt securities, Fair value	1,492,703		1,502,922
Held-to-maturity debt securities, Amortized cost	2,051,340		2,131,212
Held-to-maturity debt securities, Gross unrealized gains	1,611		1,415
Held-to-maturity debt securities, Gross unrealized losses	19,638		11,847
Held-to-maturity debt securities, Fair value	2,033,313		2,120,780
Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	151,507	[3]	192,930	[4]
Available-for-sale debt securities, Gross unrealized gains	3,152	[3]	2,851	[4]
Available-for-sale debt securities, Gross unrealized losses	1,874	[3]	2,918	[4]
Available-for-sale debt securities, Fair value	152,785	[3]	192,863	[4]
Other Debt Securities [Member] | Private Placement Debt Conduit Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value	¥ 87,626		¥ 112,822

[1]	MUFG Americas Holdings reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥9,500 million and ¥3,708 million, respectively, at September 30, 2019 and are not included in the table above.
[2]	MUFG Americas Holdings Corporation (“MUFG Americas Holdings ” or “MUAH”) reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale debt securities to Held-to-maturity debt securities. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets were ¥10,591 million and ¥4,667 million, respectively, at March 31, 2019 and are not included in the table above.
[3]	Other debt securities in the table above mainly include ¥87,626 million of private placement debt conduit bonds.
[4]	Other debt securities in the table above mainly include ¥112,822 million of private placement debt conduit bonds.